Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Finance Income and Finance Costs Recognized in Profit or Loss (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Finance Income and Finance Costs Recognized in Profit or Loss [Abstract]
Finance income from remeasurement of warrant liabilities	€ 24,909
Foreign currency gains	13,833
Income from other interest and similar income	1	23
Finance income	38,743	23
Finance expense from remeasurement of warrant liabilities	(122)	(34,667)
Interest expense from shareholder loans	(19,332)	(4,662)
Interest expense from convertible note	(1,633)
Foreign currency losses	(2,450)
Interest expense from leasing	(71)	(99)
Interest expense from guarantee commissions	(5)	(9)
Finance expenses	(23,613)	(39,437)
Net finance result	€ 15,130	€ (39,414)